Related Party	9 Months Ended
Jun. 30, 2025
Disclosure of Related Party Explanatory [Abstract]
Related Party

20. RELATED PARTY

In the course of the Company’s ordinary business activities, the Company enters into related party transactions with its shareholders and key management personnel.

Parent and ultimate controlling party

The ultimate controlling party of the Company is L Catterton.

Transactions with key management personnel

Key management compensation

Key management personnel for the periods presented consisted of our Chief Executive Officer, Chief Financial Officer (current and former), Chief Communications Officer, Chief Legal Officer, Chief Product Officer, Chief Sales Officer, the former Chief Technical Operations Officer, President EMEA, President Americas and the board of directors.

Key management compensation is comprised of the following:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Short-term employee benefits	4,764	3,978	14,254	12,116
Long-term employee benefits	105	315	329	315
Post-employment benefits	166	178	608	648
Termination benefits	—	(79)	476	(79)
Share-based compensation	38	46	281	3,170
Total	5,073	4,438	15,948	16,170

During the three months ended June 30, 2025 and 2024, director compensation amounted to €0.2 million and €0.4 million during the nine months ended June 30, 2025 and 2024, respectively. Additionally, certain non-employee directors are granted restricted share units ("RSUs") annually with a total grant date value of €0.3 million. During the three months ended June 30, 2025 and 2024, the Company incurred €0.1 million in RSU related expenses and €0.3 million and €0.2 million during the nine months ended June 30, 2025 and 2024, respectively.

Key management personnel transactions

The Company maintains a long-term business relationship related to the production of advertising content with a model agency owned by a family member of our Chief Executive Officer. During each of the nine months ended June 30, 2025 and 2024, the Company incurred marketing expenses in the amount of €0.1 million. No marketing expenses were incurred during the three months ended June 30, 2025 and €0.1 million were incurred during the three months ended June 30, 2024.

The Company leased administrative buildings from Ockenfels Group GmbH & Co. KG (“Ockenfels”), an entity managed by our Chief Executive Officer and controlled by AB-Beteiligungs GmbH and CB Beteiligungs GmbH & Co. KG, (collectively, the "Predecessor Shareholders") and made lease payments in the amount of €0.2 million during each of the three months ended June 30, 2025 and 2024 and €0.4 million during each of the nine months ended June 30, 2025 and 2024. The lease liability amounted to €1.0 million and €1.3 million as of June 30, 2025 and September 30, 2024, respectively. The corresponding right-of-use assets amounted to €0.9 million and €1.2 million as of June 30, 2025 and September 30, 2024, respectively. Additionally, as of June 30, 2025 and September 30, 2024, the Company also had payables due to Ockenfels in the amount of €1.8 million (Other financial liabilities - current), relating to taxes from activities prior to the Transaction, which was received on behalf of the Predecessor Shareholders.

As of June 30, 2025 and September 30, 2024, the Company had outstanding receivables of €9.8 million (Other current assets) due from Ockenfels, predominantly relating to trade and value added taxes in connection with the Transaction in 2021 and to be reimbursed by Ockenfels in accordance with the agreements governing the Transaction. Additionally, the Company recognized income of €0.1 million during the nine months ended June 30, 2025 for tax services provided to Ockenfels related to the Transaction. No income regarding this item was recognized during the three months ended June 30, 2025 and June 30, 2024.

Other related party transactions

Transactions with other related parties primarily consisted of consulting fees for management services provided by and expenses reimbursed to L Catterton Management Company LLC and other entities affiliated with L Catterton. The Company incurred

€0.1 million and €0.3 million in expenses during the three and nine months ended June 30, 2025, respectively. During the three and nine months ended June 30, 2024, the Company incurred €0.1 million and €0.4 million in expenses, respectively.

The Company recognized sales from LVMH affiliated entities in the amount of €0.1 million and €0.5 million during the three and nine months ended June 30, 2025, respectively. During the three and nine months ended June 30, 2024, the Company recognized sales of €0.2 million and €0.6 million, respectively. The Company and LVMH are related as a director of the Company is also a director of LVMH.

As of June 30, 2025, the Company has a lease liability of €0.9 million owed to CB Beteiligungs GmbH & Co. KG and €0.2 million as of September 30, 2024. The corresponding right-of-use asset amounted to €0.9 million and €0.2 million as of June 30, 2025 and September 30, 2024, respectively.

As described in Note 9 - Equity, the Company repurchased 3,927,344 ordinary shares from MidCo for €176.4 million during the three and nine months ended June 30, 2025.

As described in Note 12 - Tax Receivable Agreement, in October 2023 the Company entered into the TRA with the pre-IPO shareholder MidCo. There were no payments made under the TRA during the three and nine months ended June 30, 2025 and 2024. The outstanding balance of the TRA liability (current and non-current portion) as of June 30, 2025 was €364.2 million and €359.9 million as of September 30, 2024.